LEASES - Aggregate future minimum rental payments under non-cancelable agreement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
2025	¥ 1,860
2026	1,377
2027	626
2028	205
Total future minimum rental payment	4,068
Less amount representing imputed interest	(248)
Present value of future minimum rental payments	3,820
Less current portion, recorded in other current liabilities	2,037	$ 279	¥ 2,387
Long-term lease liabilities, recorded in other long-term liabilities	¥ 1,783	$ 244	¥ 2,713